Events After the Reporting Period - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		6 Months Ended
	Oct. 29, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
JGB Management, Inc. [Member] | Potential Ordinary Share Transactions [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Restricted cash			$ 31.0
Percentage of prepayment premium waived			25.00%
Increase in outstanding balance of notes	$ 1.5
Notes issued	$ 11.0
Debt conversion price per common share	$ 0.26
Debt conversion, conversion of principal amount		$ 3.5
Debt conversion, conversion of interest compound		$ 0.3
Debt conversion, converted instrument, shares issued		14,272,239
Treasury Shares [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued				24,921,292		5,265,203
ATM [Member] | Treasury Shares [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued					13,949,613
Share price					$ 3.51
Proceeds from sale of treasury shares					$ 49.0
ATM [Member] | Treasury Shares [Member] | Potential Ordinary Share Transactions [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from sale of treasury shares			$ 0.9
SVB Leerink LLC [Member] | ATM [Member] | Treasury Shares [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued				3,743,911
Share price				$ 1.51
Proceeds from sale of treasury shares				$ 5.7
SVB Leerink LLC [Member] | ATM [Member] | Treasury Shares [Member] | Potential Ordinary Share Transactions [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued			3,077,175
Share price			$ 0.29